REVENUES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 339,340	$ 191,075	$ 354,619
Future Minimum Revenues [Abstract]
2023	35,653
2024	17,202
2025	17,155
2026	17,155
Thereafter	24,561
Future minimum revenues	111,726
Capitalized cost	$ 1,300	1,100
Maximum [Member]
Future Minimum Revenues [Abstract]
Term of voyage contract	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 296,810	170,242	274,217
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 42,530	$ 20,833	$ 80,402